E.C. Agreement (Details) (Agreement With European Commission [Member], USD $) In Millions, unless otherwise specified	1 Months Ended									12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2008	Jul. 31, 2007	Jul. 31, 2006	Jul. 31, 2005	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2004 payment cigarette
Agreement With European Commission [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Number of payments													13
Tenure of payment													12 years
Initial payment													$ 250
Additional payments on the first anniversary of the agreement									150
Additional payments on the second anniversary of the agreement								100
Additional payments on the third anniversary of the agreement						75	75
Additional payments on the fourth anniversary of the agreement					75
Additional payments on the fifth anniversary of the agreement				75
Additional payments on the sixth anniversary of the agreement			75
Additional payments on the seventh anniversary of the agreement		75
Additional payments on the eighth anniversary of the agreement	75
Future annual installment, 2014										75
Future annual installment, 2015										75
Future annual installment, 2016										75
Future annual installment, 2017										75
Additional payment term, years							10 years
Maximum qualifying product seizures size (in units)													90,000,000
Excise taxes VAT customs duties multiplier above maximum product seizures (percentage)													500.00%
Total charges related to E.C. Agreement										$ 81	$ 78	$ 86